--------------------------------
                                                          OMB APPROVAL
                                                --------------------------------
                                                 OMB Number:          3235-0006
                                                 Expires:       August 31, 2012
                                                 Estimated average burden
                                                 hours per response........23.5
                                                --------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2011
                                                --------------------------------

Check here if Amendment |_|; Amendment Number:
                                                --------

This Amendment (Check only one.):  |_|  is a restatement.
                                   |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Moab Capital Partners, LLC
           -------------------------------------------------
Address:   15 East 62nd Street
           -------------------------------------------------
           New York, New York 10065
           -------------------------------------------------

           -------------------------------------------------

Form 13F File Number:  28 - 14318
                            --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael M. Rothenberg
          -----------------------------------------------
Title:    Managing Director
          -----------------------------------------------
Phone:    (212) 981-2646
          -----------------------------------------------

Signature, Place, and Date of Signing:

   /s/ Michael M. Rothenberg         New York, New York        August 11, 2011
-------------------------------    ----------------------    -------------------
          [Signature]                  [City, State]               [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
                                         ---------------------

Form 13F Information Table Entry Total:      34
                                         ---------------------

Form 13F Information Table Value Total:      $145,066
                                         ---------------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

--------------------------------------------------------------------------------------------------------------------------------
                                                 FORM 13F INFORMATION TABLE
--------------------------------------------------------------------------------------------------------------------------------
Column 1                       Column 2         Column 3   Column 4   Column 5                Column 6    Column 7
--------------------------------------------------------------------------------------------------------------------------------
NAME OF ISSUER                 TITLE OF CLASS   CUSIP      VALUE      SHRS OR      SH/  PUT/  INVESTMENT  Voting Authority
                                                           (x $1000)  PRN AMT      PRN  CALL  DISCRETION  ----------------
                                                                                                          SOLE      SHARED  NONE
--------------------------------------------------------------------------------------------------------------------------------
A H BELO CORP                      COM CL A     001282102     1,476       198,406   SH           SOLE      198,406
--------------------------------------------------------------------------------------------------------------------------------
ACTIONS SEMICONDUCTOR                 ADR       00507E107     1,709       809,890   SH           SOLE      809,890
--------------------------------------------------------------------------------------------------------------------------------
ACURA PHARMACEUTICALS INC           COM NEW     00509L703        39        10,000   SH  PUT      SOLE       10,000
--------------------------------------------------------------------------------------------------------------------------------
ACURA PHARMACEUTICALS INC           COM NEW     00509L703       127        32,700   SH  CALL     SOLE       32,700
--------------------------------------------------------------------------------------------------------------------------------
AGILYSYS INC                          COM       00847J105       275        32,917   SH           SOLE       32,917
--------------------------------------------------------------------------------------------------------------------------------
                                 IPATH INVS&P
BARCLAYS BANK PLC                     STF       06740L592     2,935        81,900   SH           SOLE       81,900
--------------------------------------------------------------------------------------------------------------------------------
CABLEVISION SYS CORP            CL A NY CABLVS  12686C109     4,908       135,540   SH           SOLE      135,540
--------------------------------------------------------------------------------------------------------------------------------
CAPITOL FED FINL INC                  COM       14057J101     9,574       814,111   SH           SOLE      814,111
--------------------------------------------------------------------------------------------------------------------------------
CARMIKE CINEMAS INC                   COM       143436400     4,051       586,313   SH           SOLE      586,313
--------------------------------------------------------------------------------------------------------------------------------
CARROLS REST GRP INC                  COM       14574X104       579        55,499   SH           SOLE       55,499
--------------------------------------------------------------------------------------------------------------------------------
CHATHAM LODGING TRUST                 COM       16208T102    21,453     1,331,628   SH           SOLE    1,331,628
--------------------------------------------------------------------------------------------------------------------------------
DIANA CONTAINERSHIPS I                COM       Y2069P101     4,242       594,944   SH           SOLE      594,944
--------------------------------------------------------------------------------------------------------------------------------
EASTMAN KODAK CO                      COM       277461109       720       201,160   SH           SOLE      201,160
--------------------------------------------------------------------------------------------------------------------------------
EVEREST RE GROUP LTD                  COM       G3223R108     2,453        30,000   SH           SOLE       30,000
--------------------------------------------------------------------------------------------------------------------------------
GENERAL MTRS CO                       COM       37045V100     3,847       126,717   SH           SOLE      126,717
--------------------------------------------------------------------------------------------------------------------------------
KSW INC                               COM       48268R106       733       186,411   SH           SOLE      186,411
--------------------------------------------------------------------------------------------------------------------------------
LENNAR CORP CL B                     CL B       526057302    27,073     1,844,224   SH           SOLE    1,844,224
--------------------------------------------------------------------------------------------------------------------------------
LIBERTY ALL STAR EQUTY            SH BEN INT    530158104     2,859       553,093   SH           SOLE      553,093
--------------------------------------------------------------------------------------------------------------------------------
LO-JACK CORP                          COM       539451104       647       148,385   SH           SOLE      148,385
--------------------------------------------------------------------------------------------------------------------------------
MAC-GRAY CORP                         COM       554153106    10,634       688,259   SH           SOLE      688,259
--------------------------------------------------------------------------------------------------------------------------------
NEWPORT BANCORP INC                   COM       651754103       541        38,503   SH           SOLE       38,503
--------------------------------------------------------------------------------------------------------------------------------
OIL SVC HOLDRS TR                DEPOSTRY RCPT  678002106       456         3,000   SH  PUT      SOLE        3,000
--------------------------------------------------------------------------------------------------------------------------------
ORITANI FINL CORP                     COM       68633D103     2,064       161,382   SH           SOLE      161,382
--------------------------------------------------------------------------------------------------------------------------------
PLAINS EXPLORATION &
PRODUCTIONS CO.                       COM       726505100     3,168        83,100   SH           SOLE       83,100
--------------------------------------------------------------------------------------------------------------------------------
PLATINUM UNDERWRITERS                 COM       G7127P100     1,692        50,900   SH           SOLE       50,900
--------------------------------------------------------------------------------------------------------------------------------
                                    *W EXP
PNC FINL SVCS GROUP                12/31/201    693475121       424        34,150   SH           SOLE       34,150
--------------------------------------------------------------------------------------------------------------------------------
                                  PSHS ULSHT
PROSHARES TR                         7-10Y      74347R313       972        25,000   SH           SOLE       25,000
--------------------------------------------------------------------------------------------------------------------------------
                                  PSHS ULTSH
PROSHARES TR                         20YRS      74347R297       632        18,300   SH           SOLE       18,300
--------------------------------------------------------------------------------------------------------------------------------
SPDR S&P 500 ETF                    TR UNIT     78462F103    20,851       158,000   SH  PUT      SOLE      158,000
--------------------------------------------------------------------------------------------------------------------------------
TECUMSEH PRODS CO CL B               CL B       878895101       403        40,584   SH           SOLE       40,584
--------------------------------------------------------------------------------------------------------------------------------
TERRA NOVA RTY CORP                   COM       88102D103     4,516       595,793   SH           SOLE      595,793
--------------------------------------------------------------------------------------------------------------------------------
VERIGY LTD                            SHS       Y93691106     1,798       120,120   SH           SOLE      120,120
--------------------------------------------------------------------------------------------------------------------------------
VISTEON CORP                          COM       92839U206     1,688        24,679   SH           SOLE       24,679
--------------------------------------------------------------------------------------------------------------------------------
XERIUM TECHNOLOGIES                 COM NEW     98416J118     5,527       297,927   SH           SOLE      297,927
--------------------------------------------------------------------------------------------------------------------------------